Property and Equipment, Net	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Lab equipment	$26,362	$31,188
Office equipment	4,416	3,573
Furniture and fixtures	1,982	1,221
Leasehold improvements	12,655	13,583
Assets under construction	18,239	13,186
Less: accumulated depreciation	(29,017)	(27,542)
Total property and equipment, net	$34,637	$35,209

Depreciation expense for the three months ended September 30, 2023 and 2022 was $1.4 million and $1.8 million, respectively, and for the nine months ended September 30, 2023 and 2022 was $4.8 million and $5.7 million, respectively.